                   AIM GLOBAL REAL ESTATE FUND - CLASS A, B, C
                               AND R CLASS SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from
your investment)                                 CLASS A       CLASS B       CLASS C       CLASS R
--------------------------------------------     --------      --------      --------      --------

Maximum Sales Charge
(Load) Imposed on Purchases
(as a percentage of
offering price)                                      5.50%         None          None          None
Maximum Deferred
Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)                      None(1,2)        5.00%         1.00%        None(3)
Redemption/Exchange Fee
(as a percentage of amount
redeemed/exchanged)(4)                               2.00%         2.00%         2.00%         2.00%

ANNUAL FUND OPERATING EXPENSES(5)

(expenses that are deducted
from fund assets)                                CLASS A       CLASS B       CLASS C       CLASS R
--------------------------------------------     --------      --------      --------      --------

Management Fees                                      0.75%         0.75%         0.75%         0.75%
Distribution and/or
Service (12b-1) Fees(6)                              0.25          1.00          1.00          0.50
Other Expenses(7)                                    0.75          0.75          0.75          0.75
Total Annual Fund
Operating Expenses                                   1.75          2.50          2.50          2.00
Waiver(8)                                            0.35          0.35          0.35          0.35
Net Annual Fund Operating Expenses                   1.40          2.15          2.15          1.65

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B, Class C and Class R shares held 30 days or less. See "Shareholders Information -- Redeeming Shares -- Redemption Fees" for more information.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(7) Other expenses are based on estimated average net assets for the current fiscal year.

(8) The advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class R shares to 1.40%, 2.15%, 2.15% and 1.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through July 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                            1 YEAR                                         3 YEARS
                                            ------                                         -------

Class A                                    $   685                                       $   1,039
Class B                                        718                                           1,045
Class C                                        318                                             745
Class R                                        168                                             594

You would pay the following expenses if you did not redeem your shares:

                                            1 YEAR                                          3 YEARS
                                            ------                                          -------

Class A                                    $   685                                         $  1,039
Class B                                        218                                              745
Class C                                        218                                              745
Class R                                        168                                              594

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM GLOBAL REAL
ESTATE FUND
CLASS A--
ANNUAL EXPENSE
RATIO 1.40%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   3.60%         7.33%        11.19%        15.20%        19.34%        23.64%        28.09%
End of Year
  Balance              $10,360.00    $10,732.96    $11,119.35    $11,519.64    $11,934.35    $12,363.99    $12,809.09
Estimated Annual
  Expenses             $   142.52    $   147.65    $   152.97    $   158.47    $   164.18    $   170.09    $   176.21

AIM GLOBAL REAL
ESTATE FUND
CLASS A--
ANNUAL EXPENSE
RATIO 1.40%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  32.70%        37.48%        42.43%
End of Year
  Balance              $13,270.22    $13,747.95    $14,242.87
Estimated Annual
  Expenses             $   182.56    $   189.13    $   195.94

AIM GLOBAL REAL
ESTATE FUND
CLASS B--
ANNUAL EXPENSE
RATIO 2.15%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   2.85%         5.78%         8.80%        11.90%        15.09%        18.37%        21.74%
End of Year
  Balance              $10,285.00    $10,578.12    $10,879.60    $11,189.67    $11,508.57    $11,836.57    $12,173.91
Estimated Annual
  Expenses             $   218.06    $   224.28    $   230.67    $   237.24    $   244.01    $   250.96    $   258.11

AIM GLOBAL REAL
ESTATE FUND
CLASS B--
ANNUAL EXPENSE
RATIO 2.15%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  25.21%        29.72%        34.39%
End of Year
  Balance              $12,520.87    $12,971.62    $13,438.60
Estimated Annual
  Expenses             $   265.47    $   178.45    $   184.87

AIM GLOBAL REAL
ESTATE FUND
CLASS C--
ANNUAL EXPENSE
RATIO 2.15%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative Return
  Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   2.85%         5.78%         8.80%        11.90%        15.09%        18.37%        21.74%
End of Year
  Balance              $10,285.00    $10,578.12    $10,879.60    $11,189.67    $11,508.57    $11,836.57    $12,173.91
Estimated Annual
   Expenses            $   218.06    $   224.28    $   230.67    $   237.24    $   244.01    $   250.96    $   258.11

AIM GLOBAL REAL
ESTATE FUND
CLASS C--
ANNUAL EXPENSE
RATIO 2.15%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative Return
  Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  25.21%        28.78%        32.45%
End of Year
  Balance              $12,520.87    $12,877.71    $13,244.73
Estimated Annual
   Expenses            $   265.47    $   273.03    $   280.82

AIM GLOBAL REAL
ESTATE FUND
CLASS R--
ANNUAL EXPENSE
RATIO 1.65%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   3.35%         6.81%        10.39%        14.09%        17.91%        21.86%        25.94%
End of Year
  Balance              $10,335.00    $10,681.22    $11,039.04    $11,408.85    $11,791.05    $12,186.05    $12,594.28
Estimated Annual
  Expenses             $   167.76    $   173.38    $   179.19    $   185.20    $   191.40    $   197.81    $   204.44

AIM GLOBAL REAL
ESTATE FUND
CLASS R--
ANNUAL EXPENSE
RATIO 1.65%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  30.16%        34.52%        39.03%
End of Year
  Balance              $13,016.19    $13,452.23    $13,902.88
Estimated Annual
  Expenses             $   211.29    $   218.36    $   225.68

                                                                               "

    The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

        "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

    The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

        "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
        (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

    The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

        "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

          AIM HIGH YIELD FUND - CLASS A, B, C AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated November 23, 2004
      as supplemented November 23, 2004, December 29, 2004 (Supplement A),
                        March 2, 2005 and April 29, 2005


The following replaces in its entirety the information appearing in the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" in the prospectus:

         "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Rating Services. The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."


The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

          AIM INCOME FUND - CLASS A, B, C, R AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated November 23, 2004
      as supplemented November 23, 2004, December 29, 2004 (Supplement A),
                        March 2, 2005 and April 29, 2005


The following replaces in its entirety the information appearing in the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" in the prospectus:

         "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Rating Services. The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

  AIM INTERMEDIATE GOVERNMENT FUND - CLASS A, B, C, R AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated November 23, 2004
      as supplemented November 23, 2004, December 29, 2004 (Supplement A),
                        March 2, 2005 and April 29, 2005


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

           AIM LIMITED MATURITY TREASURY FUND - CLASS A AND A3 SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated November 23, 2004
      as supplemented November 23, 2004, December 29, 2004 (Supplement A),
                        March 2, 2005 and April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from your investment)          CLASS A      CLASS A3
---------------------------------------------     --------      --------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                   1.00%         None
Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase
price or redemption proceeds,
whichever is less)                                    None          None

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that are deducted from fund assets)      CLASS A      CLASS A3
---------------------------------------------     --------      --------

Management Fees                                       0.20%         0.20%
Distribution and/or Service (12b-1) Fees(2)           0.15          0.25
Other Expenses                                        0.25          0.25
Total Annual Fund
Operating Expenses(3)                                 0.60          0.70

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A3 shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(3) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for the item in Note 2 and net of this arrangement were 0.59% and 0.69% for Class A and Class A3 shares, respectively, for the year ended July 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR       3 YEARS       5 YEARS       10 YEARS
                               --------      --------      --------      --------

Class A                        $    161      $    290      $    431      $    843
Class A3                             72           224           390           871

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM LIMITED
MATURITY
TREASURY FUND
CLASS A--
ANNUAL EXPENSE
RATIO 0.60%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   4.40%         8.99%        13.79%        18.80%        24.02%        29.48%        35.18%
End of Year
  Balance              $10,440.00    $10,899.36    $11,378.93    $11,879.60    $12,402.31    $12,948.01    $13,517.72
Estimated Annual
  Expenses             $    61.32    $    64.02    $    66.83    $    69.78    $    72.85    $    76.05    $    79.40

AIM LIMITED
MATURITY
TREASURY FUND
CLASS A--
ANNUAL EXPENSE
RATIO 0.60%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  41.13%        47.33%        53.82%
End of Year
  Balance              $14,112.50    $14,733.45    $15,381.72
Estimated Annual
  Expenses             $    82.89    $    86.54    $    90.35

AIM LIMITED
MATURITY
TREASURY FUND
CLASS A3--
ANNUAL EXPENSE
RATIO 0.70%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   4.30%         8.78%        13.46%        18.34%        23.43%        28.74%        34.27%
End of Year
  Balance              $10,430.00    $10,878.49    $11,346.27    $11,834.15    $12,343.02    $12,873.77    $13,427.35
Estimated Annual
  Expenses             $    71.51    $    74.58    $    77.79    $    81.13    $    84.62    $    88.26    $    92.05

AIM LIMITED
MATURITY
TREASURY FUND
CLASS A3--
ANNUAL EXPENSE
RATIO 0.70%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  40.05%        46.07%        52.35%
End of Year
  Balance              $14,004.72    $14,606.92    $15,235.02
Estimated Annual
  Expenses             $    96.01    $   100.14    $   104.45

                                                                               "

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

   AIM MONEY MARKET FUND - AIM CASH RESERVE SHARES, CLASS B, C, R AND INVESTOR
                                  CLASS SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated November 23, 2004
                       as supplemented November 23, 2004,
               December 29, 2004 (Supplement A) and March 2, 2005


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

        AIM MUNICIPAL BOND FUND - CLASS A, B, C AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated November 23, 2004
      as supplemented November 23, 2004, December 29, 2004 (Supplement A),
                        March 2, 2005 and April 29, 2005


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

         CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES OF

                              AIM REAL ESTATE FUND

                          Supplement dated July 1, 2005
            to the Prospectus dated November 23, 2004 as supplemented November 23, 2004, December 20, 2004, December 29, 2004 (Supplement A),
       December 29, 2004 (Supplement B), March 2, 2005, March 23, 2005 and
                                 April 29, 2005


This supplement supersedes and replaces in their entirety supplements dated December 29, 2005 (Supplement B) and March 23, 2005.

Effective as of the close of business on April 29, 2005, the Fund is publicly offered on a limited basis. Consequently, only certain investors are able to purchase shares of the Fund.

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

                                                                                                             INVESTOR
(fees paid directly from your investment)         CLASS A          CLASS B       CLASS C       CLASS R         CLASS
---------------------------------------------     --------         --------      --------      --------      --------

Maximum Sales Charge (Load) Imposed on                4.75%(1)         None          None          None          None
Purchases (as a percentage of offering price)

Maximum Deferred Sales charge (Load) (as a             None(2,3)       5.00%         1.00%         None(4)       None
percentage of original purchase price or
redemption proceeds, whichever is less)

ANNUAL FUND OPERATING EXPENSES(5)

(expenses that are deducted                                                                                  INVESTOR
from fund assets)                                 CLASS A          CLASS B       CLASS C       CLASS R         CLASS
---------------------------------------------     --------         --------      --------      --------      --------

Management Fees                                       0.90%            0.90%         0.90%         0.90%         0.90%
Distribution and/or Service (12b-1) Fees(6)           0.25             1.00          1.00          0.50          0.25
Other Expenses(7,8)                                   0.37             0.37          0.37          0.37          0.37
Total Annual Fund Operating Expenses                  1.52             2.27          2.27          1.77          1.52
Fee Waiver(9)                                         0.16             0.16          0.16          0.16          0.16
Net Annual Fund Operating Expenses(10)                1.36             2.11          2.11          1.61          1.36

(1) Effective November 1, 2005, the maximum sales charge (load) imposed on purchases (as a percentage of offering price) of Class A shares will be 5.50%.

(2) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(3) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(7) Other Expenses for Class R and Investor Class shares are based on estimated average net assets for the current fiscal year.

(8) Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative and transfer agency agreements. Other expenses have been restated to reflect the changes in fees under the new agreement.

(9) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

(10) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 6, Note 8 and Note 9, and net of this arrangement were 1.35%, 2.10%, 2.10%, 1.60% and 1.35% for Class A, Class B, Class C, Class R and Investor Class shares, respectively, for the year ended July 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                 --------      --------      --------      --------

Class A                                          $    607      $    885      $  1,184      $  2,128
Class B                                               714           961         1,334         2,345
Class C                                               314           661         1,134         2,535
Class R                                               164           508           876         2,009
Investor Class                                        138           431           745         1,736

You would pay the following expenses if you did not redeem your shares:

                                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                 --------      --------      --------      --------

Class A                                          $    607      $    885      $  1,184      $  2,128
Class B                                               214           661         1,134         2,345
Class C                                               214           661         1,134         2,535
Class R                                               164           508           876         2,009
Investor Class                                        138           431           745         1,736

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM REAL ESTATE
FUND
CLASS A--
ANNUAL EXPENSE
RATIO 1.36%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   3.64%         7.41%        11.32%        15.37%        19.57%        23.93%        28.44%
End of Year
  Balance              $10,364.00    $10,741.25    $11,132.23    $11,537.44    $11,957.41    $12,392.66    $12,843.75
Estimated Annual
  Expenses             $   138.48    $   143.52    $   148.74    $   154.15    $   159.76    $   165.58    $   171.61

AIM REAL ESTATE
FUND
CLASS A--
ANNUAL EXPENSE
RATIO 1.36%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  33.11%        37.96%        42.98%
End of Year
  Balance              $13,311.26    $13,795.79    $14,297.96
Estimated Annual
  Expenses             $   177.85    $   184.33    $   191.04

AIM REAL ESTATE
FUND
CLASS B--
ANNUAL EXPENSE
RATIO 2.11%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   2.89%         5.86%         8.92%        12.07%        15.31%        18.64%        22.07%
End of Year
  Balance              $10,289.00    $10,586.35    $10,892.30    $11,207.09    $11,530.97    $11,864.21    $12,207.09
Estimated Annual
  Expenses             $   214.05    $   220.23    $   226.60    $   233.15    $   239.89    $   246.82    $   253.95

AIM REAL ESTATE
FUND
CLASS B--
ANNUAL EXPENSE
RATIO 2.11%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  25.60%        30.17%        34.91%
End of Year
  Balance              $12,559.88    $13,017.06    $13,490.88
Estimated Annual
  Expenses             $   261.29    $   173.92    $   180.25

AIM REAL ESTATE
FUND
CLASS C--
ANNUAL EXPENSE
RATIO 2.11%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative Return
  Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   2.89%         5.86%         8.92%        12.07%        15.31%        18.64%        22.07%
End of Year
  Balance              $10,289.00    $10,586.35    $10,892.30    $11,207.09    $11,530.97    $11,864.21    $12,207.09
Estimated Annual
   Expenses            $   214.05    $   220.23    $   226.60    $   233.15    $   239.89    $   246.82    $   253.95

AIM REAL ESTATE
FUND
CLASS C--
ANNUAL EXPENSE
RATIO 2.11%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative Return
  Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  25.60%        29.23%        32.96%
End of Year
  Balance              $12,559.88    $12,922.86    $13,296.33
Estimated Annual
   Expenses            $   261.29    $   268.84    $   276.61

AIM REAL ESTATE
FUND
CLASS R--
ANNUAL EXPENSE
RATIO 1.61%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   3.39%         6.89%        10.52%        14.27%        18.14%        22.14%        26.28%
End of Year
  Balance              $10,339.00    $10,689.49    $11,051.87    $11,426.52    $11,813.88    $12,214.37    $12,628.44
Estimated Annual
  Expenses             $   163.73    $   169.28    $   175.02    $   180.95    $   187.09    $   193.43    $   199.98

AIM REAL ESTATE
FUND
CLASS R--
ANNUAL EXPENSE
RATIO 1.61%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  30.57%        34.99%        39.57%
End of Year
  Balance              $13,056.55    $13,499.16    $13,956.78
Estimated Annual
  Expenses             $   206.76    $   213.77    $   221.02

AIM REAL ESTATE
FUND
INVESTOR CLASS--
ANNUAL EXPENSE
RATIO 1.36%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   3.64%         7.41%        11.32%        15.37%        19.57%        23.93%        28.44%
End of Year
  Balance              $10,364.00    $10,741.25    $11,132.23    $11,537.44    $11,957.41    $12,392.66    $12,843.75
Estimated Annual
  Expenses             $   138.48    $   143.52    $   148.74    $   154.15    $   159.76    $   165.58    $   171.61

AIM REAL ESTATE
FUND
INVESTOR CLASS--
ANNUAL EXPENSE
RATIO 1.36%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  33.11%        37.96%        42.98%
End of Year
  Balance              $13,311.26    $13,795.79    $14,297.96
Estimated Annual
  Expenses             $   177.85    $   184.33    $   191.04"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended July 31, 2004, the advisor received compensation of 0.90% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement is 0.90% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

                ADVISORY FEE RATES BEFORE                              ADVISORY FEE RATES AFTER
                JANUARY 1, 2005 WAIVER                                 JANUARY 1, 2005 WAIVER

                    0.90% of the first $5 billion                        0.75% of the first $250 million
                   0.875% of the next $5 billion*                         0.74% of the next $250 million
            0.85% of the excess over $10 billion*                         0.73% of the next $500 million
                                                                          0.72% of the next $1.5 billion
                                                                          0.71% of the next $2.5 billion
                                                                          0.70% of the next $2.5 billion
                                                                          0.69% of the next $2.5 billion
                                                                    0.68% of the excess over $10 billion

      * After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

The following information supercedes and replaces in its entirety the supplement dated December 20, 2004 and is included under the heading "OTHER INFORMATION" on page 6 of the Prospectus:

      "LIMITED FUND OFFERING

      Based upon the portfolio managers' recommendation, which is in part due to the sometimes limited availability of common stocks of real estate-related securities that meet the investment criteria for the fund, the fund limited public sales of its shares to certain investors, effective as of the close of business on April 29, 2005. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

      The following types of investors may continue to invest in the fund if they were invested in the fund on April 29, 2005 and remain invested in the fund after that date:

         (i)      Existing shareholders of the fund;

         (ii) Existing shareholders of the fund who open other accounts in their name;

         (iii)    The following plans and programs:

                  o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");

                  o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

                  o Retirement plans maintained pursuant to Section 457 of the Code;

                  o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

                  o        Qualified Tuition Programs maintained pursuant to
                           Section 529 of the Code.

      Future investments in the fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

      The following types of investors may open new accounts in the fund, if approved by the distributor:

                  o Retirement plans maintained pursuant to Section 401 of the Code;

                  o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

                  o Retirement plans maintained pursuant to Section 457 of the Code;

                  o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code;

                  o        Qualified Tuition Programs maintained pursuant to
                           Section 529 of the Code; and

                  o        Portfolio management team, including analysts.

      Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

      At the advisor's discretion, proprietary asset allocation funds may open new accounts in the fund.

      The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves."

Effective November 1, 2005, the following information replaces in its entirety the information appearing under the heading "OTHER INFORMATION - SALES CHARGES" in the prospectus:

"Purchases of Class A shares of AIM Real Estate Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information - Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

               AIM SHORT TERM BOND FUND - CLASS A, C AND R SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated November 23, 2004
      as supplemented November 23, 2004, December 29, 2004 (Supplement A),
                        March 2, 2005 and April 29, 2005


The following replaces in its entirety the information appearing in the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" in the prospectus:

         "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Rating Services. The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from
your investment)                                   CLASS A       CLASS C       CLASS R
---------------------------------------------     --------      --------      --------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                   2.50%         None          None
Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                          None(1,2)     None          None(3)

ANNUAL FUND OPERATING EXPENSES(4)

(expenses that are deducted
from fund assets)                                  CLASS A       CLASS C       CLASS R
---------------------------------------------     --------      --------      --------

Management Fees                                       0.40%         0.40%         0.40%
Distribution and/or Service (12b-1) Fees(5,6)         0.25          1.00          0.50
Other Expenses(7)                                     0.21          0.21          0.21
Total Annual Fund Operating Expenses                  0.86          1.61          1.11
Fee Waiver(6)                                           --          0.40            --
Net Annual Fund Operating Expenses(8)                 0.86          1.21          1.11

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) The distributor has contractually agreed to waive 0.40% of Rule 12b-1 distribution plan payments on Class C shares. In addition, the fund's advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.85%, 1.20% and 1.10% on Class A, Class C and Class R shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees;
    (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through July 31, 2006.

(7) Other expenses for Class A and Class R shares are based on estimated average net assets for the current fiscal year.

(8) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and Note 6 above, and net of this arrangement were 0.85%, 1.20% and 1.10% for Class A, Class C and Class R shares, respectively, for the year ended July 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR       3 YEARS       5 YEARS      10 YEARS
                                                 --------      --------      --------      --------

Class A                                          $    336      $    518      $    715      $  1,284
Class C                                               223           469           838         1,877
Class R                                               113           353           612         1,352

You would pay the following expenses if you did not redeem your shares:

                                                  1 YEAR       3 YEARS       5 YEARS      10 YEARS
                                                 --------      --------      --------      --------

Class A                                          $    336      $    518      $    715      $  1,284
Class C                                               123           469           838         1,877
Class R                                               113           353           612         1,352

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM SHORT TERM
BOND FUND
CLASS A--
ANNUAL EXPENSE
RATIO 0.86%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   4.14%         8.45%        12.94%        17.62%        22.49%        27.56%        32.84%
End of Year
  Balance              $10,414.00    $10,845.14    $11,294.13    $11,761.71    $12,248.64    $12,755.73    $13,282.82
Estimated Annual
  Expenses             $    87.78    $    91.41    $    95.20    $    99.14    $   103.24    $   107.52    $   111.97

AIM SHORT TERM
BOND FUND
CLASS A--
ANNUAL EXPENSE
RATIO 0.86%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  38.34%        44.06%        50.03%
End of Year
  Balance              $13,833.77    $14,406.69    $15,002.92
Estimated Annual
  Expenses             $   116.61    $   121.43    $   126.46

AIM SHORT TERM
BOND FUND
CLASS C--
ANNUAL EXPENSE
RATIO 1.21%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   3.79%         7.72%        11.81%        16.04%        20.44%        25.01%        29.74%
End of Year
  Balance              $10,379.00    $10.772.36    $11,180.64    $11,604.38    $12,044.19    $12,500.66    $12,974.44
Estimated Annual
  Expenses             $   123.29    $   127.97    $   132.82    $   137.85    $   143.07    $   148.50    $   154.12

AIM SHORT TERM
BOND FUND
CLASS C--
ANNUAL EXPENSE
RATIO 1.21%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  34.66%        39.77%        45.06%
End of Year
  Balance              $13,466.17    $13,976.54    $14,506.25
Estimated Annual
  Expenses             $   159.97    $   166.03    $   172.32

AIM SHORT TERM
BOND FUND
CLASS R--
ANNUAL EXPENSE
RATIO 1.11%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   3.89%         7.93%        12.13%        16.49%        21.02%        25.73%        30.62%
End of Year
  Balance              $10,389.00    $10,793.13    $11,212.98    $11,649.17    $12,102.32    $12,573.10    $13,062.20
Estimated Annual
  Expenses             $   113.16    $   117.56    $   122.13    $   126.88    $   131.82    $   136.95    $   142.28

AIM SHORT TERM
BOND FUND
CLASS R--
ANNUAL EXPENSE
RATIO 1.11%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  35.70%        40.98%        46.47%
End of Year
  Balance              $13,570.32    $14,098.20    $14,646.62
Estimated Annual
  Expenses             $   147.81    $   153.56    $   159.53

                                                                               "

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

             AIM TOTAL RETURN BOND FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated November 23, 2004
      as supplemented November 23, 2004, December 29, 2004 (Supplement A),
                March 2, 2005, March 31, 2005 and April 29, 2005


The following replaces in its entirety the information appearing in the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" in the prospectus:

         "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Rating Services. The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES


(fees paid directly from your investment)          CLASS A       CLASS B       CLASS C      INVESTOR CLASS
---------------------------------------------     --------      --------      --------      --------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                       4.75%         None          None          None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                None(1,2)         5.00%         1.00%      None(3)

ANNUAL FUND OPERATING EXPENSES(4)

(expenses that are deducted from fund assets)      CLASS A       CLASS B       CLASS C      INVESTOR CLASS
---------------------------------------------     --------      --------      --------      --------------
Management Fees                                       0.50%         0.50%         0.50%         0.50%
Distribution and/or  Service (12b-1) Fees(5)          0.25          1.00          1.00          0.50
Other Expenses(6)                                     0.72          0.72          0.72          0.72
Total Annual Fund Operating Expenses                  1.47          2.22          2.22          1.72
Fee Waiver(7)                                         0.32          0.32          0.32          0.32
Net Annual Fund Operating Expenses(8)                 1.15          1.90          1.90          1.40

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Other expenses for Class R shares are based on estimated average net assets for the current fiscal year.

(7) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.15%, 1.90%, 1.90% and 1.40% of Class A, Class B, Class C and Class R shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through July 31, 2006.

(8) The fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 1.00%, 1.75%, 1.75% and 1.25% of Class A, Class B, Class C and Class R shares, respectively. This expense limitation agreement may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Further, at the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS
                                                 --------      --------      --------      --------

Class A                                          $    587      $    888      $  1,211      $  2,123
Class B                                               693           964         1,361         2,340
Class C                                               293           664         1,161         2,529
Class R                                               143           511           903         2,004

You would pay the following expenses if you did not redeem your shares:

                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS
                                                 --------      --------      --------      --------

Class A                                          $    587      $    888      $  1,211      $  2,123
Class B                                               193           664         1,161         2,340
Class C                                               193           664         1,161         2,529
Class R                                               143           511           903         2,004

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM TOTAL
RETURN BOND
FUND
CLASS A--
ANNUAL EXPENSE
RATIO 1.15%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   3.85%         7.85%        12.00%        16.31%        20.79%        25.44%        30.27%
End of Year
  Balance              $10,385.00    $10,784.82    $11,200.04    $11,631.24    $12,079.04    $12,544.09    $13,027.03
Estimated Annual
  Expenses             $   117.21    $   121.73    $   126.41    $   131.28    $   136.33    $   141.58    $   147.03

AIM TOTAL
RETURN BOND
FUND
CLASS A--
ANNUAL EXPENSE
RATIO 1.15%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  35.29%        40.49%        45.90%
End of Year
  Balance              $13.528.57    $14,049.42    $14,590.33
Estimated Annual
  Expenses             $   152.69    $   158.57    $   164.68

AIM TOTAL
RETURN BOND
FUND
CLASS B--
ANNUAL EXPENSE
RATIO 1.90%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   3.10%         6.30%         9.59%        12.99%        16.49%        20.10%        23.83%
End of Year
  Balance              $10,310.00    $10,629.61    $10,959.13    $11,298.86    $11,649.13    $12,010.25    $12,382.57
Estimated Annual
  Expenses             $   192.95    $   198.93    $   205.09    $   211.45    $   218.01    $   224.76    $   231.73

AIM TOTAL
RETURN BOND
FUND
CLASS B--
ANNUAL EXPENSE
RATIO 1.90%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  27.66%        32.58%        37.68%
End of Year
  Balance              $12,766.43    $13,257.93    $13,768.36
Estimated Annual
  Expenses             $   238.92    $   149.64    $   155.40

AIM TOTAL
RETURN BOND
FUND
CLASS C--
ANNUAL EXPENSE
RATIO 1.90%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   3.10%         6.30%         9.59%        12.99%        16.49%        20.10%        23.83%
End of Year
  Balance              $10,310.00    $10,629.61    $10,959.13    $11,298.86    $11,649.13    $12,010.25    $12,382.57
Estimated Annual
   Expenses            $   192.95    $   198.93    $   205.09    $   211.45    $   218.01    $   224.76    $   231.73

AIM TOTAL
RETURN BOND
FUND
CLASS C--
ANNUAL EXPENSE
RATIO 1.90%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  27.66%        31.62%        35.70%
End of Year
  Balance              $12,766.43    $13,162.18    $13,570.21
Estimated Annual
   Expenses            $   238.92    $   246.32    $   253.96

AIM TOTAL
RETURN BOND
FUND
INVESTOR CLASS--
ANNUAL EXPENSE
RATIO 1.40%              YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                   3.60%         7.33%        11.19%        15.20%        19.34%        23.64%        28.09%
End of Year
  Balance              $10,360.00    $10,732.96    $11,119.35    $11,519.64    $11,934.35    $12,363.99    $12,809.09
Estimated Annual
  Expenses             $   142.52    $   147.65    $   152.97    $   158.47    $   164.18    $   170.09    $   176.21

AIM TOTAL
RETURN BOND
FUND
INVESTOR CLASS--
ANNUAL EXPENSE
RATIO 1.40%              YEAR 8        YEAR 9       YEAR 10
--------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                  47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                  32.70%        37.48%        42.43%
End of Year
  Balance              $13,270.22    $13,747.95    $14,242.87
Estimated Annual
  Expenses             $   182.56    $   189.13    $   195.94

                                                                               "
The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                          INSTITUTIONAL CLASS SHARES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                          Supplement dated July 1, 2005
    to the Prospectus dated April 29, 2005, as supplemented May 10, 2005 and
                                  June 3, 2005


The following replaces in its entirety the information appearing in the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES - AIM HIGH YIELD FUND (HIGH YIELD)" in the prospectus:

         "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Rating Services. The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives."

The following replaces in its entirety the information appearing in the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES - AIM SHORT TERM BOND FUND (SHORT TERM BOND)" in the prospectus:

         "The fund may invest up to 15% of its total assets in foreign securities. The fund will not invest in non-U.S. dollar denominated securities. The fund may also invest in credit derivatives."

The following replaces in its entirety the information appearing in the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES - AIM TOTAL RETURN BOND FUND (TOTAL RETURN BOND)" in the prospectus:

         "The fund may invest up to 25% of its total assets in foreign securities. The fund may invest up to 5% of its total assets in non-U.S. dollar denominated securities. The fund may also invest in credit derivatives."

The following supersedes and replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION" on page A-1 of the prospectus:

"In addition to the funds, AIM serves as investment advisor to many other mutual funds (the AIM funds). The following information is about the Institutional Classes of all AIM funds, which are offered to certain eligible institutional investors. Consult the funds' Statements of Additional Information for the Institutional Class for details."

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                          Supplement dated July 1, 2005
         to the Statement of Additional Information dated April 29, 2005


For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the Provisions of Section 22(d) of Such Act and Certain Disclosure Requirements of Items 7(a)(2) and 18(a) of Form N1-A Adopted Under Such Act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.

The Board of Trustees has approved a permanent reduction of the Class A or Class A3 shares, as applicable, Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM Global Real Estate Fund, AIM Limited Maturity Treasury Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund.

The heading titled "INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - SWAP AGREEMENTS" in the Statement of Additional Information is now titled "INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - INTEREST RATE, INDEX AND CURRENCY EXCHANGE RATE SWAPS."

The following new section is added after the information appearing under the heading INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - INTEREST RATE, INDEX AND CURRENCY EXCHANGE RATE SWAPS." in the Statement of Additional
Information:

         "CREDIT DEFAULT SWAPS. AIM High Yield Fund, AIM Income Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may enter into Credit Default Swaps ("CDS"). A CDS is an agreement between two parties pursuant to which one party agrees to make one or more payments to the other, while the other party would assume the risk of a referenced debt obligation in the event of default. CDS may be direct ("unfunded swaps") or indirect in the form of a structured note ("funded swaps"). Unfunded and funded credit default swaps may be on a single security or packaged as a basket of CDS. The Fund may buy a CDS ("buy credit protection") in which it pays a fixed payment over the life of the swap in exchange for a counterparty taking on the risk of default of a referenced debt obligation ("Reference Entity"). Alternatively, the Fund may sell a CDS ("sell protection") in which it will receive a fixed payment in exchange for taking on the credit risk of the Reference Entity. An investment in a CDS may cause the portfolio performance to be more or less volatile.

CDS agreements are typically individually negotiated and structured. CDS agreements may be entered into for investment or hedging purposes. The Fund may enter into CDS to create direct or synthetic long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.

As a buyer of a CDS, the Fund would pay a fixed spread over the life of the agreement to the seller of the CDS. If an event of default occurs, the fixed payment stream would cease, the Fund would deliver defaulted bonds to the seller and the seller would pay the full notional value, or the "par value", of the reference obligation to the Fund. The Fund may already own the reference bonds or may purchase a deliverable bond in the market. Alternatively, the two counterparties may agree to cash settlement. If no event of default occurs, the Fund pays the fixed stream of cash flows to the seller, and no other exchange occurs.

As a seller of CDS, the Fund would receive a fixed payment stream. If an event of default occurs, the fixed payment stream stops, the Fund would pay the buyer par, and, in return, the Fund would receive deliverable bonds. Alternatively, if cash settlement is elected, the Fund would pay the buyer par less the market value of the referenced bonds. If no event of default occurs, the Fund receives the cash flow payment over the life of the agreement.

Risks of CDS include the risk that a counterparty may default on amounts owed to the Fund, basis risk (risk that the price of a derivative used to hedge or reflect an underlying bond behaves differently than the price of that bond), liquidity risk and market risk.

Credit Derivatives may create covered or uncovered exposure to the Funds. The Funds generally will employ a strategy of setting aside liquid assets to cover any potential obligation. This strategy would be employed to avoid multiplying a Fund's economic exposure and would limit risks of leveraging. For example, the Fund may sell protection on a Reference Entity bearing the risk of delivering par to the counterparty. The Fund would set aside liquid assets, marked to the market daily, to cover this potential obligation.

CDS agreements are generally governed by a single master agreement for each counterparty, and the agreements allow for netting of counterparties' obligations on specific transactions. The Fund's obligation or rights will be the net amount owed to or by the counterparty. A Fund's current obligations under a swap agreement will be accrued daily (on a net basis), and the Fund will maintain liquid assets in an amount equal to amounts owed to a swap counterparty less the value of any collateral posted. The Fund will not enter into a swap agreement with any single counterparty if the net amount owed or to be received under existing contracts with that counterparty would exceed 5% of the Fund's net assets determined on the date the CDS is entered into.

         CDS Options. The Fund may additionally enter into CDS option transactions which grant the holder the right, but not the obligation, to enter into a credit default swap at a specified future date and under specified terms in exchange for a purchase price ("premium"). The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised."

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY I FUNDS" in the Statement of Additional
Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund           AIM Developing Markets Fund
AIM Aggressive Growth Fund                   AIM Diversified Dividend Fund
AIM Asia Pacific Growth Fund                 AIM Dynamics Fund
AIM Balanced Fund                            AIM Emerging Growth Fund
AIM Basic Balanced Fund                      AIM Energy Fund
AIM Basic Value Fund                         AIM European Growth Fund
AIM Blue Chip Fund                           AIM European Small Company Fund
AIM Capital Development Fund                 AIM Financial Services Fund
AIM Charter Fund                             AIM Global Aggressive Growth Fund
AIM Conservative Allocation Fund             AIM Global Equity Fund
AIM Constellation Fund                       AIM Global Growth Fund
AIM Core Stock Fund                          AIM Global Health Care Fund
AIM Dent Demographic Trends Fund             AIM Global Real Estate Fund

AIM Global Value Fund                        AIM Multi-Sector Fund
AIM Gold & Precious Metals Fund              AIM Opportunities I Fund
AIM Growth Allocation Fund                   AIM Opportunities II Fund
AIM Health Sciences Fund                     AIM Opportunities III Fund
AIM International Core Equity Fund           AIM Premier Equity Fund
AIM International Growth Fund                AIM Real Estate Fund
AIM International Small Company Fund         AIM Select Equity Fund
AIM Large Cap Basic Value Fund               AIM Small Cap Equity Fund
AIM Large Cap Growth Fund                    AIM Small Cap Growth Fund
AIM Leisure Fund                             AIM Small Company Growth Fund
AIM Libra Fund                               AIM Technology Fund
AIM Mid Cap Basic Value Fund                 AIM Total Return Fund
AIM Mid Cap Core Equity Fund                 AIM Trimark Endeavor Fund
AIM Mid Cap Growth Fund                      AIM Trimark Fund
AIM Mid Cap Stock Fund                       AIM Trimark Small Companies Fund
AIM Moderate Allocation Fund                 AIM Utilities Fund
AIM Moderate Growth Allocation Fund          AIM Weingarten Fund
AIM Moderately Conservative Allocation Fund

                                                                                                  Dealer
                                                              Investor's Sales Charge           Concession
                                                           -----------------------------       -------------

                                                               As a              As a              As a
                                                            Percentage        Percentage        Percentage
                                                           of the Public      of the Net       of the Public
                  Amount of Investment in                    Offering           Amount           Offering
                     Single Transaction                        Price           Invested            Price
                  -----------------------                  -------------      ----------       -------------

                          Less than $   25,000                 5.50%             5.82%            4.75%
             $ 25,000 but less than $   50,000                 5.25              5.54             4.50
             $ 50,000 but less than $  100,000                 4.75              4.99             4.00
             $100,000 but less than $  250,000                 3.75              3.90             3.00
             $250,000 but less than $  500,000                 3.00              3.09             2.50
             $500,000 but less than $1,000,000                 2.00              2.04             1.60"

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY II FUNDS" in the Statement of Additional
Information:

"CATEGORY II FUNDS

AIM High Income Municipal Fund               AIM Intermediate Government Fund
AIM High Yield Fund                          AIM Municipal Bond Fund
AIM Income Fund                              AIM Total Return Bond Fund

                                                                                                  Dealer
                                                              Investor's Sales Charge           Concession
                                                           -----------------------------       -------------

                                                               As a              As a              As a
                                                            Percentage        Percentage        Percentage
                                                           of the Public      of the Net       of the Public
                  Amount of Investment in                    Offering           Amount           Offering
                     Single Transaction                        Price           Invested            Price
                  -----------------------                  -------------      ----------       -------------

                          Less than $   50,000                 4.75%             4.99%            4.00%
             $ 50,000 but less than $  100,000                 4.00              4.17             3.25
             $100,000 but less than $  250,000                 3.75              3.90             3.00
             $250,000 but less than $  500,000                 2.50              2.56             2.00
             $500,000 but less than $1,000,000                 2.00              2.04             1.60"

The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. - LETTERS OF INTENT" in the Statement of Additional Information:

           "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."

                            INSTITUTIONAL CLASSES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                        Supplement dated July 1, 2005
         to the Statement of Additional Information dated April 29, 2005


The following information supersedes and replaces in its entirety the information appearing in the fourth paragraph under the heading "GENERAL INFORMATION ABOUT THE TRUST - SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

                  "This Statement of Additional Information relates solely to the Institutional Class of these eight Funds. The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors, including the following:

                  o banks and trust companies acting in a fiduciary or similar capacity;

                  o bank and trust company common and collective trust funds;

                  o banks and trust companies investing for their own account;

                  o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

                  o        retirement plans;

                  o        platform sponsors with which A I M Distributors, Inc.
                           ("AIM Distributors") has entered into an agreement;
                           and

                  o        proprietary asset allocation funds."

The heading titled "INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - SWAP AGREEMENTS" in the Statement of Additional Information is now titled "INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - INTEREST RATE, INDEX AND CURRENCY EXCHANGE RATE SWAPS."

The following new section is added after the information appearing under the heading INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - INTEREST RATE, INDEX AND CURRENCY EXCHANGE RATE SWAPS." in the Statement of Additional
Information:

         "CREDIT DEFAULT SWAPS. AIM High Yield Fund, AIM Income Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may enter into Credit Default Swaps ("CDS"). A CDS is an agreement between two parties pursuant to which one party agrees to make one or more payments to the other, while the other party would assume the risk of a referenced debt obligation in the event of default. CDS may be direct ("unfunded swaps") or indirect in the form of a structured note ("funded swaps"). Unfunded and funded credit default swaps may be on a single security or packaged as a basket of CDS. The Fund may buy a CDS ("buy credit protection") in which it pays a fixed payment over the life of the swap in exchange for a counterparty taking on the risk of default of a referenced debt obligation ("Reference Entity"). Alternatively, the Fund may sell a CDS ("sell protection") in which it will receive a fixed payment in exchange for taking on the credit risk of the Reference Entity. An investment in a CDS may cause the portfolio performance to be more or less volatile.

CDS agreements are typically individually negotiated and structured. CDS agreements may be entered into for investment or hedging purposes. The Fund may enter into CDS to create direct or synthetic long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.

As a buyer of a CDS, the Fund would pay a fixed spread over the life of the agreement to the seller of the CDS. If an event of default occurs, the fixed payment stream would cease, the Fund would deliver defaulted bonds to the seller and the seller would pay the full notional value, or the "par value", of the reference obligation to the Fund. The Fund may already own the reference bonds or may purchase a deliverable bond in the market. Alternatively, the two counterparties may agree to cash settlement. If no event of default occurs, the Fund pays the fixed stream of cash flows to the seller, and no other exchange occurs.

As a seller of CDS, the Fund would receive a fixed payment stream. If an event of default occurs, the fixed payment stream stops, the Fund would pay the buyer par, and, in return, the Fund would receive deliverable bonds. Alternatively, if cash settlement is elected, the Fund would pay the buyer par less the market value of the referenced bonds. If no event of default occurs, the Fund receives the cash flow payment over the life of the agreement.

Risks of CDS include the risk that a counterparty may default on amounts owed to the Fund, basis risk (risk that the price of a derivative used to hedge or reflect an underlying bond behaves differently than the price of that bond), liquidity risk and market risk.

Credit Derivatives may create covered or uncovered exposure to the Funds. The Funds generally will employ a strategy of setting aside liquid assets to cover any potential obligation. This strategy would be employed to avoid multiplying a Fund's economic exposure and would limit risks of leveraging. For example, the Fund may sell protection on a Reference Entity bearing the risk of delivering par to the counterparty. The Fund would set aside liquid assets, marked to the market daily, to cover this potential obligation.

CDS agreements are generally governed by a single master agreement for each counterparty, and the agreements allow for netting of counterparties' obligations on specific transactions. The Fund's obligation or rights will be the net amount owed to or by the counterparty. A Fund's current obligations under a swap agreement will be accrued daily (on a net basis), and the Fund will maintain liquid assets in an amount equal to amounts owed to a swap counterparty less the value of any collateral posted. The Fund will not enter into a swap agreement with any single counterparty if the net amount owed or to be received under existing contracts with that counterparty would exceed 5% of the Fund's net assets determined on the date the CDS is entered into.

         CDS Options. The Fund may additionally enter into CDS option transactions which grant the holder the right, but not the obligation, to enter into a credit default swap at a specified future date and under specified terms in exchange for a purchase price ("premium"). The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised."




                                       2